Farmers ®
Variable
Annuity I

2001
Semi-Annual
Report.

Includes semi-annual reports for:

Scudder Variable Series I
Scudder Variable Series II
Janus Aspen Series
PIMCO Variable Insurance Trust
Franklin Templeton Variable Insurance Products Trust

LOGO: FARMERS INSURANCE GROUP	FARMERS FINANCIAL SERVICES

LOGO: FARMERS INSURANCE GROUP	FARMERS FINANCIAL SERVICES

Farmers Variable Annuity I is marketed exclusively by agents affiliated with

Farmers Insurance Group;

Distributed by Investors Brokerage Services, Inc.; and

Underwritten by Kemper Investors Life Insurance Company,

Schaumburg, IL 60196-6801

Farmers Financial Services is not a separate entity and neither it nor Farmers is engaged in the business of providing investment advice and is not registered as an investment adviser or broker/dealer under the federal securities laws.

LOGO: ZURICH LIFE

1600 McConnor Parkway
Schaumburg, IL 60196-6801

FFS-1-VA-SAN (08/01)